Accounts Payable and Accrued Liabilities (Detail) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Jan. 31, 2013
Account Payable And Accrued Liabilities [Line Items]
Accounts payable	$ 931,054	$ 824,334	$ 467,636	$ 394,915
Physician share of MSSP	140,000	0
Accrued compensation	1,047,873	546,078	452,562	500,023
Medical payables		552,561	285,625	0
Income taxes payable	58,670	4,149	287	1,087
Accrued interest	94,238	19,780	47,722	9,310
Accrued professional fees	290,173	52,699	119,453	45,316
Accounts payable and accrued liabilities	$ 2,562,008	$ 1,447,040	$ 1,373,285	$ 950,651